Notes to consolidated statement of profit and loss and other comprehensive income - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Personnel expenses	€ 6,745	€ 3,256	€ 1,607
Consulting fees	3,289	2,563	2,395
Supervisory board	621	446	165
Office costs	1,793	746	758
Total	€ 12,448	€ 7,011	€ 4,925